REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 51,161
Other revenue	5,610
Revenues	56,771	$ 40,786
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	187
Other revenue	0
Revenues	187	286
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,107
Other revenue	4,968
Revenues	8,075	6,824
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,651
Other revenue	100
Revenues	3,751	2,788
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,859
Other revenue	154
Revenues	5,013	3,859
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	36,693
Other revenue	135
Revenues	36,828	24,220
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,651
Other revenue	32
Revenues	2,683
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13
Other revenue	221
Revenues	$ 234	$ 362